INCORPORATION AND GOING CONCERN (Details) - USD ($)						12 Months Ended
	May 25, 2021	Dec. 14, 2020	Dec. 10, 2020	Feb. 12, 2020	Aug. 22, 2019	Dec. 31, 2021	Dec. 31, 2020	Apr. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Corporate reorganization
Percentage of Staffs Terminated						40.00%
Cash and cash equivalents						$ 51,537,367	$ 12,935,860		$ 5,292,833	$ 9,242,809
Nasdaq notification for non-compliance
Corporate reorganization
Minimum bid price requirement	$ 1.00	$ 1.00
Grace period to regain compliance	180 days	180 days	180 days		180 days
Minimum market value requirement			$ 35,000,000		$ 35,000,000			$ 35,000,000
February 2021 offering
Corporate reorganization
Maximum year proceeds from financing offerings meets the requirements of operations				until mid-2024